Other Income - Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Income - Net

	Note	2015	2016	2017
Dividend income from financial assets at fair value through other comprehensive income		397	357	206
Gain on Tower Assets Disposal	(i)	9,246	—	—
Others		925	1,234	1,074

		10,568	1,591	1,280

Schedule of details of Tower Assets Related to Group as at Completion Date and the Gain on Group's Tower Assets Disposal

The details of the Tower Assets related to the Group as at the Completion Date and the gain on the Group’s Tower Assets Disposal were as follows:

Property, plant and equipment	37,632
Other current assets	829
Other non-current assets	3,017

The Group’s Tower Assets disposed of	41,478
Consideration	54,658
Relevant expenses and taxes	(320)

Gain on the Group’s Tower Assets Disposal	12,860

Deferred gain from the Group’s Tower Assets Disposal	(3,614)

Disposal gain recognized	9,246